FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

22. FAIR VALUE MEASUREMENT

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 — Valuations based on unadjusted quoted prices for identical assets and liabilities in active markets.

Level 2 — Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated.

Level 3 — Valuations based on unobservable inputs reflecting assumptions, consistent with reasonably available assumptions made by other market participants.

Fair value of call option assets and put option liabilities categorized within Level 3 of the fair value hierarchy involves using unobservable inputs. These inputs are typically based on the entity’s own assumptions about market participant behavior, as observable market data is not available. Here are some common assumptions and considerations: 1) Valuation Techniques: (i) Monte Carlo Simulation: the fair value of the call option related to Beijing Naonao and the fair value of put option liabilities of Shenma and Beijing Naonao are estimated using a Monte Carlo simulation model. The fair value of the call option related to Kuaijin is estimated using the Black-Scholes option pricing model. 2) Significant unobservable inputs: Both models incorporate key assumptions, including expected volatility (69.22%-118.18%), risk-free interest rates (1.1%-2.11%), the contractual term of the options (1.33-3.17), and dividend yield (0%).

The following table summarizes the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets:	(in thousands)
Investments accounted for under readily determinable fair values	8,194	—	—	8,194
Cryptocurrencies	107,961	—	—	107,961
Call option assets	—	—	—	—
Total	116,155	—	—	116,155
Liabilities:
Conversion Feature Derivative Liability	28,605	—	—	28,605
Put option liabilities	—	—	—	—
Total	28,605	—	—	28,605

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB	USD
					(Note 3)
Assets:	(in thousands)
Investments accounted for under readily determinable fair values	1,020	—	—	1,020	139
Cryptocurrencies	206,130	—	—	206,130	28,240
Call option assets	—	—	15,843	15,843	2,171
Total	207,150	—	15,843	222,993	30,550
Liabilities:
Conversion Feature Derivative Liability	—	—	—	—	—
Put option liabilities	—	—	1,923	1,923	263
Total	—	—	1,923	1,923	263